Total Non-Credit Portion of Other-Than-Temporary Impairment (OTTI) Recorded in Accumulated Other Comprehensive Income (AOCI), Reflecting Original Non-Credit Loss at the Time Credit Impairment (Detail) (Fixed maturities, USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Non-credit portion of other-than-temporary impairments recognized in accumulated other comprehensive income	$ (45.8)	$ (45.3)
Residential mortgage-backed securities
Non-credit portion of other-than-temporary impairments recognized in accumulated other comprehensive income	(44.8)	(44.3)
Commercial mortgage-backed securities
Non-credit portion of other-than-temporary impairments recognized in accumulated other comprehensive income	$ (1.0)	$ (1.0)